As filed with the Securities and Exchange Commission on May 16, 2012

Registration Nos. 33-36528;
811-6161

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT Under THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 160	☒

REGISTRATION STATEMENT Under THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 166	☒

Allianz Funds

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

(888) 852-3922
(Registrant’s telephone number, including area code)

Brian S. Shlissel
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019
Name and address of agent for service:

Copies to:

Thomas J. Fuccillo, Esq.
c/o Allianz Global Investors Fund Management LLC
1633 Broadway
New York, NY 10019

David C. Sullivan, Esq.
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On [date] pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 160 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 159 on Form N-1A filed April 30, 2013.  This PEA No. 160 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 159 to the Trust’s Registration Statement.

NOTICE

A copy of the Agreement and Declaration of Allianz Funds (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 160 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 16th day of May, 2013.

ALLIANZ FUNDS

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Brian S. Shlissel	President	May 16, 2013
Brian S. Shlissel

Lawrence G. Altadonna*	Treasurer and Principal Financial and Accounting Officer
Lawrence G. Altadonna

Maryann Bruce*	Trustee
Maryann Bruce

F. Ford Drummond*	Trustee
F. Ford Drummond

Udo Frank*	Trustee
Udo Frank

C. Kim Goodwin*	Trustee
C. Kim Goodwin

James S. MacLeod*	Trustee
James S. MacLeod

John C. Maney*	Trustee
John C. Maney

Davey S. Scoon*	Trustee
Davey S. Scoon

Edward E. Sheridan*	Trustee
Edward E. Sheridan

W. Bryant Stooks*	Trustee
W. Bryant Stooks

Gerald M. Thorne*	Trustee
Gerald M. Thorne

James W. Zug*	Trustee
James W. Zug

* By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Attorney-In-Fact
Date: May 16, 2013

SIGNATURES

This Registration Statement contains certain disclosures regarding the State Street Money Market Portfolio (the “Portfolio”), a series of State Street Master Funds (the “Trust”). The Trust has, subject to the next following sentence, duly caused this Post-Effective Amendment No. 160 to the Registration Statement on Form N-1A of Allianz Funds (the “Registrant”) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on May 16, 2013. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President, State Street Master Funds

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next following sentence, on May 16, 2013. Each of the following persons is signing this Post-Effective Amendment No. 160 to this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and the Portfolio, and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

SIGNATURE	TITLE

/s/ / Ellen M. Needham	Trustee and President (Principal Executive Officer), State Street Master Funds
Ellen M. Needham

/s/ Laura F. Dell	Treasurer (Principal Accounting Officer), State Street Master Funds
Laura F. Dell

William L. Boyan*	Trustee, State Street Master Funds
William L. Boyan

Michael F. Holland*	Trustee, State Street Master Funds
Michael F. Holland

Rina K. Spence*	Trustee, State Street Master Funds
Rina K. Spence

Douglas T. Williams*	Trustee, State Street Master Funds
Douglas T. Williams

*By:	/s/ Mark E. Tuttle
Mark E. Tuttle
as Attorney-in-Fact pursuant to Powers of Attorney

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase